EARNINGS PER SHARE - DOLLAR THRIFTY (Dollar Thrifty Automotive Group Inc)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Dollar Thrifty Automotive Group Inc
EARNINGS PER SHARE

5. EARNINGS PER SHARE

        Basic earnings per share ("EPS") is computed by dividing net income by the weighted-average number of common shares outstanding during the period. Diluted EPS is based on the combined weighted-average number of common shares and dilutive potential common shares outstanding which include, where appropriate, the assumed exercise of options. In computing diluted EPS, the Company utilizes the treasury stock method.

        The computation of weighted-average common and common equivalent shares used in the calculation of basic and diluted EPS is shown in the following table (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Net income	$55,500	$66,621	$145,298	$125,649

Basic EPS:
Weighted-average common shares	27,905,118	28,958,718	28,217,067	28,872,747

Basic EPS	$1.99	$2.30	$5.15	$4.35

Diluted EPS:
Weighted-average common shares	27,905,118	28,958,718	28,217,067	28,872,747
Shares contingently issuable:
Stock options	803,982	1,964,321	854,272	1,984,419
Performance awards and non-vested shares	127,418	113,734	111,431	90,581
Employee compensation shares deferred	24,577	46,604	29,805	48,440
Director compensation shares deferred	224,535	221,452	223,952	220,554

Shares applicable to diluted	29,085,630	31,304,829	29,436,527	31,216,741

Diluted EPS	$1.91	$2.13	$4.94	$4.03

        For the three and nine months ended September 30, 2012 and 2011, all options to purchase shares of common stock were included in the computation of diluted EPS because no exercise price was greater than the average per share market price of the common shares.

        Shares included in the diluted EPS calculation related to shares contingently issuable for stock options decreased on a year-over-year basis for both the three and nine months ended September 30, 2012, from the three and nine months ended September 30, 2011. The Company uses the treasury stock method to determine the denominator used in the diluted EPS calculation. To derive the denominator, the number of outstanding options is reduced by the number of shares that would be repurchased from assumed proceeds of certain defined items including the exercise price of the option and the excess tax benefit that would result from the assumed exercise of the option. However, the excess tax benefit component is included only if the assumed tax benefit would decrease the Company's current taxes payable. In 2012, the Company has projected that it will be a taxpayer and the tax benefit of the repurchases of shares from the assumed proceeds is incorporated into the diluted share calculation. The impact of the assumed tax benefit in 2012 is a reduction in diluted shares outstanding of approximately 500,000 shares. In 2011, the Company was not a taxpayer for federal income tax purposes and did not benefit from the tax deduction related to the assumed option exercises for purposes of the diluted share calculation, thus increasing the number of shares included in the diluted EPS calculation by approximately 800,000 shares. Other factors, such as the Company's stock price and stock options exercised, also impact the diluted EPS calculation.

        During the three and nine months ended September 30, 2012, the Company repurchased 22,494 and 1,821,137 shares of its common stock, respectively, which reduced the weighted-average common shares outstanding. See Note 10 for further discussion of the share repurchase program.

2. EARNINGS PER SHARE

        The computation of weighted average common and common equivalent shares used in the calculation of basic and diluted EPS is shown in the following table:

	Year Ended December 31,
	2011	2010	2009
	(In Thousands, Except Share and Per Share Data)
Net income	$159,550	$131,216	$45,022

Basic EPS:
Weighted average common shares	28,965,187	28,623,108	22,687,077

Basic EPS	$5.51	$4.58	$1.98

Diluted EPS:
Weighted average common shares	28,965,187	28,623,108	22,687,077
Shares contingently issuable:
Stock options	1,913,783	1,226,089	762,673
Performance awards and non-vested shares	94,261	125,225	255,775
Employee compensation shares deferred	47,232	49,374	105,402
Director compensation shares deferred	220,778	221,485	155,611

Shares applicable to diluted	31,241,241	30,245,281	23,966,538

Diluted EPS	$5.11	$4.34	$1.88

        At December 31, 2011 and 2010, all options to purchase shares of common stock were included in the computation of diluted EPS because no exercise price was greater than the average market price of the common shares. At December 31, 2009, 356,970 outstanding common stock equivalents that were anti-dilutive were excluded from the computation of diluted EPS.

        Although there have been no significant equity grants since 2010, shares included in the diluted EPS calculation increased on a year-over-year basis from December 31, 2010 to December 31, 2011. The Company uses the treasury stock method to determine the denominator used in the diluted EPS calculation. To derive the denominator, the number of outstanding options is reduced by the number of shares that would be repurchased from assumed proceeds of certain defined items including the exercise price of the option and the excess tax benefit that would result from the assumed exercise of the option. However, the excess tax benefit component is included only if the assumed tax benefit would decrease the Company's current taxes payable. Since the Company is not a taxpayer for federal income tax purposes in 2011, it does not benefit from the tax deduction related to the assumed option exercises for purposes of the diluted share calculation as it did in 2010, thus resulting in an increase in the dilutive EPS denominator of approximately 700,000 shares. When the Company becomes a taxpayer in the future, the tax benefit will be incorporated into the diluted share calculation and the shares included in the diluted EPS calculation will be reduced by the shares repurchased from the assumed proceeds; however, other factors, such as the Company's stock price, could impact the diluted EPS calculation. See Note 13 for further discussion of share repurchase program.